Investment Objectives and Goals - Volatility Premium Plus ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Volatility Premium Plus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide total return.